Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2024 USD ($)
Future Benefit Payments Plan Disclosure [Line Items]
Expected employer contributions - 2025	$ 23
2025	43
2026	44
2027	46
2028	52
2029	56
Thereafter	330
Total	571
Pension Plan, Defined Benefit [Member]
Future Benefit Payments Plan Disclosure [Line Items]
Expected employer contributions - 2025	6
2025	26
2026	26
2027	27
2028	27
2029	28
Thereafter	150
Total	284
Termination and Long Service Arrangements [Member]
Future Benefit Payments Plan Disclosure [Line Items]
Expected employer contributions - 2025	16
2025	16
2026	17
2027	18
2028	24
2029	26
Thereafter	174
Total	275
Retirement Medical Benefits Plans [Member]
Future Benefit Payments Plan Disclosure [Line Items]
Expected employer contributions - 2025	1
2025	1
2026	1
2027	1
2028	1
2029	2
Thereafter	6
Total	$ 12